Federal Income Tax (Tables)	12 Months Ended
Dec. 31, 2017
Federal Income Tax Tables
Schedule of deferred tax assets
	As of December 31,
	2017	2016
Deferred tax assets (liabilities):
Net operating losses	$1,926,842	$2,946,115
Unamortized R&D expenses	323,540	689,178
Unamortized startup costs	1,276,853	1,737,633
Orphan Drug Credit	567,188	431,238
Other, net	64,744	108,104
Total deferred tax assets	4,159,167	5,912,268
Valuation allowance	(4,159,167)	(5,912,268)
Net deferred tax asset	$-	$-

Statutory federal income tax (benefit) provision rate
	For year ended December 31,
	2017	2016

Federal tax benefit rate	35.0%	35.0%
Permanent differences	-19.9%	-6.4%
Valuation allowance	-15.1%	-28.6%
Effective income tax benefit (provision) rate	0%	0%